Debt - GECAS Acquisition Notes (Details) - GE Capital Aviation Services - Unsecured - USD ($) $ in Millions	Nov. 01, 2021	Oct. 29, 2021
GECAS acquisition senior notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 21,000
GECAS acquisition senior notes due 2023
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,750
Debt instrument, interest rate (in percentage)		1.15%
3.25 billion GECAS acquisition senior notes due 2024
Debt Instrument [Line Items]
Aggregate principal amount		$ 3,250
Debt instrument, interest rate (in percentage)		1.65%
1.0 billion GECAS acquisition senior notes due 2024
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,000
Debt instrument, interest rate (in percentage)		1.75%
GECAS acquisition senior notes due 2026
Debt Instrument [Line Items]
Aggregate principal amount		$ 3,750
Debt instrument, interest rate (in percentage)		2.45%
GECAS acquisition senior notes due 2028
Debt Instrument [Line Items]
Aggregate principal amount		$ 3,750
Debt instrument, interest rate (in percentage)		3.00%
GECAS acquisition senior notes due 2032
Debt Instrument [Line Items]
Aggregate principal amount		$ 4,000
Debt instrument, interest rate (in percentage)		3.30%
GECAS acquisition senior notes due 2033
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,500
Debt instrument, interest rate (in percentage)		3.40%
GECAS acquisition senior notes due 2041
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,500
Debt instrument, interest rate (in percentage)		3.85%
GECAS acquisition floating rate senior notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 500
GECAS acquisition, additional senior notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,000
Debt instrument, interest rate (in percentage)	1.90%